Significant events - Issuance of unsecured notes at fixed and floating rate (Details) shares in Millions, $ in Millions, $ in Millions	Nov. 30, 2021 MXN ($)	Sep. 15, 2021 shares	Dec. 08, 2021 USD ($)
Perpetual Subordinated Non-Preferred Contingent Convertible Additional Tier I Capital Notes
Disclosure of detailed information about borrowings [line items]
Loan amount granted			$ 500
Financial liabilities at amortized cost | Perpetual Subordinated Non-Preferred Contingent Convertible Additional Tier I Capital Notes
Disclosure of detailed information about borrowings [line items]
Number Of Debt Securities Issued | shares		700
Maturity recalculation term		5 years
Maturity period of debt instruments issued		5 years
Interest rate (as a percent)		4.625%
Prepaid maturity period		5 years
Unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notes issued	$ 6,500
Notes term	7 years
Interest rate (as a percent)	8.08%
Interest payment term	182 days
Unsecured notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notes issued	$ 3,500
Notes term	4 years
Interest rate (as a percent)	5.28%
Interest payment term	28 days
Unsecured notes | Floating interest rate | IRS 28-day TIIES
Disclosure of detailed information about borrowings [line items]
Interest payment term	28 days
Percentage of surcharge on TIIE index	0.05%